Financial Instruments And Risk Management (Narrative) (Details)	12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($) item contract	Dec. 31, 2011 USD ($) item	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Counterparty One [Member]	Dec. 31, 2012 Counterparty Two [Member]	Dec. 31, 2012 Shelf Prospectus [Member] CAD	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2012 Canada [Member] Shelf Prospectus [Member] USD ($)	Dec. 31, 2012 United States [Member] USD ($)	Dec. 31, 2011 United States [Member] USD ($)	Dec. 31, 2012 United States [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 United States [Member] Shelf Prospectus [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] Canada [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated [Member] Canada [Member] USD ($)
Derivative [Line Items]
Variability Percent To Assess The Potential Impact Of Commodity Price Changes	10.00%
Number Of Counterparties With More Than Ten Percent Of The Fair Value Of The Outstanding Risk Management Contracts	2	4
Line of Credit Facility, Remaining Borrowing Capacity	$ 5,000,000,000						$ 4,000,000,000	4,000,000,000				$ 999,000,000
Collateral Balances	0
Number of Credit Risk Derivatives Held	0
Percent of Accounts Receivable and Financial Derivative credit exposures with investment grade counterparties	88.00%	95.00%
Percent Of The Fair Value Of Outstanding In The Money Net Risk Management Contracts	10.00%			22.00%	15.00%
Line of Credit Facility, Maximum Borrowing Capacity							4,000,000,000	4,000,000,000				1,000,000,000
Number Of Shelf Prospectuses	2
Unused Capacity Under Shelf Prospectus Amount	6,000,000,000					2,000,000,000			2,000,000,000				4,000,000,000
Unsecured Debt														5,900,000,000	5,900,000,000
Debt Amount Not Subject to Foreign Exchange exposure										1,800,000,000	2,200,000,000
Number of Foreign Currency Derivatives Held	0
$ Change in US to Canadian Dollar Exchange Rate	0.01
Change in FX (gain) Loss due to $0.01 change in exchange rate	51,000,000	48,000,000	49,000,000
Increase Decrease in Net earnings from One Percent Change in Interest Rate on Floating Rate Debt	$ 0	$ 0	$ 0
Debt Instrument, Maturity Date									Jun. 01, 2013				Jun. 01, 2014
Number of floating rate debt	0
Percent Change in Interest Rates	1.00%
Expiration date	Oct. 01, 2015						Oct. 01, 2015	Oct. 01, 2015				Oct. 01, 2015